Income Taxes - Effective Income Tax Reconciliation (FY) (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	[1]	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal statutory rate				$ (3,283)	$ 20,249	$ 31,844
State blended statutory rate				(828)	5,168	8,497
Income taxed to owners of noncontrolling interests				1,558	(11,285)	(21,762)
Foreign tax impact				1	(80)	227
Change in fair value of warrant liability				(246)	(3,718)	(19,669)
Stock based compensation				2,154	2,868	0
Other permanent items				433	548	901
Research and development credits				(502)	(2,514)	(751)
Return to Provision				1,128	0	0
Change in valuation allowance				(413)	186,954	112
Acquisition Holdback Share Release				(605)	0	0
Tax receivable agreement revaluation				205	(20,462)	0
Change in State Tax Rate				491	1,349	0
Provision for (benefit from) income taxes	$ 9	$ 0		$ 93	$ 179,077	$ (601)
Effective tax rate				(0.60%)	185.70%	(0.40%)

[1]	For the three months ended March 31, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.